Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares ETF) (Vanguard Global ex-U.S. Real Estate Index Fund, Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares)	18 Months Ended
Apr. 30, 2013
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Annual Total Return
2012	41.59%
2011	(16.56%)